Small-Company Stock Fund Investment Strategy - Small-Company Stock Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund generally invests in stocks of companies that Homestead Advisers believes are attractive based on its investment process. To determine whether a stock is attractive, Homestead Advisers follows a bottom-up approach based on its fundamental research and consideration of variety of factors, such as a company’s business, market opportunities, potential earning power, financial ratios, competitive advantages, and the experience and qualifications of the company’s management. Stock selection is made with the belief that businesses have an underlying value that is not always reflected by share price, especially over the short term. Homestead Advisers seeks to select stocks that it believes may benefit over time from a more reasonable market assessment of fundamental worth. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowing for investment purposes) in common stocks of companies whose market capitalization, at the time of purchase, is within the range of the market capitalization of companies represented in the Russell 2000 Index. However, Homestead Advisers will not necessarily sell a security whose market capitalization, after the initial purchase, is no longer within the range of the market capitalization of the companies represented in the Russell 2000 Index. On March 31, 2026, the weighted average market capitalization for companies held in the Fund’s portfolio was $6,766.6 million, and for companies in the Russell 2000 Index, the weighted average market capitalization was $4,878.1 million. As of March 31, 2026, the market capitalization of companies in the Russell 2000 index ranged from $0.44 billion to $38.26 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000 Index will change over time. Up to 20% of the Fund’s assets may be invested in other types of securities including: short-term debt securities; money market securities; other investment companies, including open-end funds, closed-end funds and exchange-traded funds; U.S. dollar-denominated securities of foreign issuers; and investment-grade debt securities convertible into or exchangeable for common stocks.